COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2013
COMMITMENTS, CONTINGENCIES AND GUARANTEES
COMMITMENTS, CONTINGENCIES AND GUARANTEES

16) COMMITMENTS, CONTINGENCIES AND GUARANTEES

a) Commitments

Enerplus has the following minimum annual commitments at December 31, 2013:

		Minimum Annual Commitment Each Year
($ thousands)	Total	2014	2015	2016	2017	2018	Thereafter

Transportation commitments	$102,677	$30,416	$25,486	$13,383	$11,988	$3,525	$17,879
Processing commitments	50,593	10,250	9,570	9,054	8,179	6,770	6,770
Drilling and completions	11,582	11,582	–	–	–	–	–
Power infrastructure	13,913	4,020	7,914	1,979	–	–	–
Office leases	73,056	13,611	11,819	12,109	12,348	12,459	10,710

Total commitments(1)(2)	$251,821	$69,879	$54,789	$36,525	$32,515	$22,754	$35,359

(1)
Crown and surface royalties, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.
(2)
US$ commitments have been converted to CDN$ using the December 31, 2013 foreign exchange rate of 1.0636.

Transportation for Enerplus' Bakken crude oil in the U.S. has been contracted for 8,500 bbl/day up until April 2016 with 7,500 bbl/day of that continuing through December 2017.

Enerplus has contracted up to 191 MMcf/day of natural gas pipeline capacity with contract terms ranging from one month to 5 years.

Enerplus has office lease commitments for both its Canadian and U.S. operations that expire in 2019. The annual costs of these lease commitments include rent and operating fees.

b) Contingencies

Enerplus is subject to various legal claims and actions arising in the normal course of business. Although the outcome of such claims and actions cannot be predicted with certainty, the Company does not expect these matters to have a material impact on the Consolidated Financial Statements. In instances where the Company determines that a loss is probable and the amount can be reasonably estimated, an accrual is recorded.

c) Guarantees

(i)
Corporate indemnities have been provided by Enerplus to all directors and officers for various items including costs to settle suits or actions due to their association with Enerplus. Enerplus has purchased directors' and officers' liability insurance to mitigate the cost of any potential future suits or actions. Each indemnity, subject to certain exceptions, applies for so long as the indemnified person is a director or officer of Enerplus.

(ii)
Enerplus may provide indemnifications in the normal course of business that are often standard contractual terms to counterparties in certain transactions such as purchase and sale agreements. The terms of these indemnifications will vary based upon the contract, the nature of which prevents Enerplus from making a reasonable estimate of the maximum potential amounts that may be required to be paid.